SCHEDULE OF INVESTMENTS

Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value

Registered Investment Companies – 3.3%
iShares National AMT-Free Muni Bond ETF	227	$25,801

TOTAL INVESTMENT FUNDS – 3.3%		$25,801

(Cost: $24,542)

MUNICIPAL BONDS	Principal

Alabama – 1.0%
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
5.000%, 1-1-35	$6,555	7,770

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10-1-21	1,735	1,784

Arizona – 1.9%
City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B:
4.000%, 7-1-37	4,000	4,493
4.000%, 7-1-39	1,000	1,116
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A,
4.000%, 1-1-38	8,500	9,365

		14,974

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
5.000%, 11-1-37	745	888

California – 13.1%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps),
2.710%, 4-1-45 (A)	10,000	10,265
CA (School Facilities) GO Bonds,
5.000%, 11-1-30	3,000	3,432
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6-1-42	2,245	2,451
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
5.000%, 6-1-36	1,000	1,148
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10-1-22	200	211
5.000%, 10-1-33	1,000	1,070

CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5-15-21	1,365	1,436
CA Various Purp GO Bonds:
5.250%, 9-1-26	5,000	5,348
5.500%, 4-1-28	5	5
6.000%, 3-1-33	1,000	1,008
5.000%, 4-1-37	5,000	5,591
CA Various Purp GO Rfdg Bonds,
5.000%, 2-1-33	10,000	11,147
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
5.000%, 6-1-34	6,190	7,380
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
6.250%, 9-1-24	2,000	2,122
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp.,
5.750%, 2-1-30	2,000	2,010
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
5.000%, 6-1-29	1,500	1,686
5.000%, 6-1-30	1,000	1,120
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6-1-33	3,165	3,715
5.000%, 6-1-34	2,840	3,326
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9-1-34	750	866
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A,
5.000%, 6-1-35	1,000	1,191
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10-1-36	4,270	5,055
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8-1-21	250	266
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
5.000%, 11-1-39	3,500	3,984
Palomar Hlth, GO Rfdg Bonds, Ser 2016B,
4.000%, 8-1-37	1,000	1,096
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8-1-31 (B)	3,315	2,478
0.000%, 8-1-32 (B)	5,000	3,616
0.000%, 8-1-33 (B)	5,000	3,503

Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
5.250%, 10-1-20	570	588
6.000%, 10-1-25	445	462
6.500%, 10-1-40	1,500	1,561
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9-1-40	1,000	1,032
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8-1-35	1,000	1,027
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3-1-21	3,685	3,854
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 GO Bond, Series B,
0.000%, 8-1-37 (B)	1,455	908
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10-1-24	500	536
5.000%, 12-1-24	500	537
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A,
5.000%, 9-1-37	2,000	2,356
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5-15-34	3,500	3,936
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11-1-38	500	590
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8-1-31 (B)	150	116

		104,029

Colorado – 2.2%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12-1-23	2,565	2,657
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5-1-40	2,975	3,024
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A,
4.000%, 1-1-37	750	853
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019B,
4.000%, 1-1-40	5,000	5,636
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12-1-40	3,250	3,380

Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12-1-36	300	317
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6-1-35	1,435	1,660

		17,527

District Of Columbia – 1.6%
DC Income Tax Secured Rev Bonds, Ser 2019A,
4.000%, 3-1-37	1,000	1,156
DC Water and Sewer Auth, Pub Util Sub Lien Multimodal Rev Bonds, Ser 2019C (Mortgage spread to 5-year U.S. Treasury index),
1.500%, 10-1-54 (A)	1,000	1,019
DC Water and Sewer Auth, Pub Util Sub Lien Rev Bonds, Ser 2015A,
5.000%, 10-1-45	1,565	1,830
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10-1-41 (B)	7,000	9,018

		13,023

Florida – 6.0%
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6-1-20	1,000	1,016
East Cent Rgnl Wastewater Treatment Fac Operation Board, Wastewater Treatment Fac Rev Rfdg Bonds, Ser 2017,
5.000%, 10-1-44	3,000	3,586
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10-1-35	2,000	2,301
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10-1-41	2,885	2,979
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10-1-23	2,000	2,058
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A,
4.000%, 10-1-44	1,500	1,647
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10-1-22	5,500	6,123
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10-1-34	3,500	3,861
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016,
5.000%, 8-1-36	4,125	4,601
Orlando, FL, Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2019A:
4.000%, 10-1-37	5,000	5,633
4.000%, 10-1-39	3,000	3,359

Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
5.000%, 10-1-37	2,005	2,340
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8-1-40	4,000	4,108
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016,
4.000%, 9-1-34	1,000	1,114
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10-15-22	2,750	2,949

		47,675

Georgia – 3.2%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1-1-23	2,000	2,091
Atlanta, GA, Water and Wastewater Rev Rfdg Bonds, Ser 2019,
4.000%, 11-1-38	4,000	4,630
Brookhaven Dev Auth, Rev Bonds (Children’s Hlthcare of Atlanta, Inc.), Ser 2019A,
4.000%, 7-1-44	8,000	8,962
Metro Atlanta Rapid Transit Auth, Sales Tax Rev Bonds, Ser 2015B,
5.000%, 7-1-43	8,325	9,883

		25,566

Hawaii – 0.4%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7-1-21	1,000	1,057
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7-1-35	1,500	1,720

		2,777

Idaho – 0.1%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011,
5.750%, 9-1-20	1,000	1,029

Illinois – 4.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5-1-26	100	100
5.700%, 5-1-36	1,750	1,750
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6-15-27	500	521
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC),
5.250%, 1-1-37	2,500	3,020
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1-1-34	1,000	1,156
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C,
5.000%, 1-1-34	1,500	1,769

City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM),
5.000%, 1-1-38	605	729
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016,
5.000%, 10-1-41	2,410	2,811
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A,
4.000%, 10-1-34	2,000	2,217
IL Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6-15-43 (B)	2,000	914
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2-1-32	3,695	4,292
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6-15-26	2,000	2,170
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A,
5.000%, 1-1-35	4,100	4,486
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B,
5.000%, 1-1-37	2,000	2,325
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7-1-24	3,080	3,692

		31,952

Indiana – 0.7%
IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A,
4.000%, 1-1-39	2,630	2,945
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016A,
5.000%, 1-1-37	1,000	1,183
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
5.000%, 1-1-39	1,000	1,174

		5,302

Iowa – 0.7%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016,
4.000%, 6-15-35	1,510	1,656
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9-1-39	2,145	2,213
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9-1-33	1,750	1,998

		5,867

Kansas – 0.4%
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4-1-32	2,050	2,065
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9-1-24	1,050	1,077

		3,142

Kentucky – 1.0%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6-1-21	500	509
6.375%, 6-1-40	4,500	4,596
6.500%, 3-1-45	2,675	2,733

		7,838

Louisiana – 3.6%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1-1-28	1,000	1,020
Jefferson Sales Tax Dist., Parish of Jefferson, LA, Spl Sales Tax Rev Bonds, Ser 2017B (Insured by AGM),
5.000%, 12-1-42	5,000	5,994
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6-1-24	500	546
LA Gasoline and Fuels Tax, Rev Rfdg Bonds, Ser 2015A,
5.000%, 5-1-41	4,000	4,617
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10-1-44	6,000	6,218
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10-1-20	2,040	2,097
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12-1-25	1,500	1,651
5.000%, 12-1-26	3,500	3,851
5.000%, 12-1-27	1,500	1,649
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12-1-22	1,000	1,034

		28,677

Maine – 0.3%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7-1-34	2,255	2,632

Maryland – 2.4%
Baltimore, MD, Proj Rev Bonds (Stormwater Proj), Ser 2019A,
4.000%, 7-1-44	5,000	5,610
Baltimore, MD, Proj Rev Bonds (Wastewater Proj), Ser 2019A,
4.000%, 7-1-44	3,500	3,927
Baltimore, MD, Proj Rev Bonds (Water Proj), Ser 2019A,
4.000%, 7-1-44	6,500	7,288
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6-1-35	1,750	1,784

		18,609

Massachusetts – 0.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7-1-30	2,215	2,272
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1-1-28	230	230

		2,502

Michigan – 2.0%
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
5.000%, 5-1-35	500	588
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12-1-35	3,000	3,275
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-2:
4.000%, 12-1-35	1,250	1,420
4.000%, 12-1-36	1,100	1,245
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4-15-34	3,000	3,519
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I,
4.000%, 10-15-36	1,000	1,105
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
5.000%, 11-15-32	2,000	2,339
Sparta Area Sch, 2016 Sch Bldg and Site Bonds (Kent and Ottawa Cnty, MI), Ser I,
5.000%, 5-1-46	2,000	2,309

		15,800

Minnesota – 0.3%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1-1-20	2,500	2,500

Missouri – 2.5%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12-1-36	175	114
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A,
4.000%, 2-15-44	600	660
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2-15-31	750	780
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
5.000%, 4-1-40	2,000	2,273

MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12-1-29	1,550	1,820
5.000%, 12-1-30	1,200	1,404
5.000%, 12-1-31	1,000	1,167
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12-1-36	5,650	6,534
5.000%, 12-1-37	1,000	1,153
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
5.000%, 12-1-40	1,000	1,169
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9-1-32	1,120	1,188
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7-15-36 (B)	2,350	1,477

		19,739

Montana – 0.1%
MT Fac Fin Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A,
4.000%, 1-1-37	500	572

Nebraska – 0.9%
Hall Cnty Sch Dist 0002, GO Bonds (Grand Island Pub Sch), Ser 2014,
5.000%, 12-15-39	3,270	3,874
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010,
5.625%, 1-1-40	1,000	1,000
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2-1-33	1,000	1,155
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
5.000%, 2-1-41	1,000	1,152

		7,181

Nevada – 0.8%
Las Vegas Vly Water Dist., Water Impvt and Rfdg GO Bonds, Ser 2016A,
5.000%, 6-1-41	5,000	5,908

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7-1-41	1,150	1,207

New Jersey – 3.2%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10-1-21	2,500	2,680

NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6-1-31	3,750	3,823
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9-1-24	3,045	3,178
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1,
5.500%, 12-1-21	1,145	1,234
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7-1-37	500	533
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12-15-40 (B)	10,000	4,871
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12-15-22	3,500	3,877
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12-15-22	1,500	1,682
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12-1-21	2,935	3,173

		25,051

New York – 11.9%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
5.250%, 7-1-35	750	875
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2-15-38	5,000	5,767
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM),
5.000%, 9-1-39	1,500	1,712
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11-15-36	2,625	3,000
Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2 (SIFMA Municipal Swap Index plus 58 bps),
2.190%, 11-15-39 (A)	6,000	6,001
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1,
5.000%, 11-15-41	2,105	2,449
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1,
5.000%, 11-15-35	2,500	2,928
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11-15-34	6,000	7,137

NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate),
3.201%, 7-1-29 (A)	7,650	7,650
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8-1-30	1,000	1,139
NYC GO Bonds, Ser 2014D-1,
5.000%, 8-1-30	2,000	2,250
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (B)	3,175	2,901
0.000%, 3-1-26 (B)	3,185	2,841
0.000%, 3-1-27 (B)	3,000	2,595
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6-15-37	10,000	11,722
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser AA,
4.000%, 6-15-40	1,000	1,144
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser S-3,
5.000%, 7-15-36	2,000	2,467
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1,
5.000%, 7-15-37	1,000	1,181
NYC Transitional Fin Auth, Future Tax Secured Sub Bonds, Ser 2015B-1,
5.000%, 8-1-39	6,000	6,861
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5-1-29	3,000	3,367
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2018A-2,
5.000%, 8-1-37	5,360	6,512
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12-15-31	10,000	11,442

		93,941

North Carolina – 1.3%
Board of Governors of the Univ Of NC, Univ of NC Hosp at Chapel Hill Rev Bonds, Ser 2019,
4.000%, 2-1-36	1,000	1,132
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009B (Insured by Assured Guaranty Corp.),
0.000%, 1-1-34 (B)	10,000	6,766
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1-1-37 (B)	3,500	2,109

		10,007

Ohio – 1.1%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12-1-30	5,000	5,199

OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj):
5.750%, 11-15-40	1,000	1,016
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019B,
4.000%, 1-1-42 (C)	2,000	2,252

		8,467

Oregon – 1.0%
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7-1-33	5,000	5,863
5.000%, 7-1-34	1,000	1,171
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7-1-22	1,000	1,018

		8,052

Pennsylvania – 3.7%
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8-1-35	750	771
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10-1-26	3,000	3,253
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
6.250%, 6-1-33	4,000	5,031
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12-1-28	10,000	10,422
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
5.000%, 6-1-38	1,000	1,156
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12-15-31	3,000	3,228
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6-15-22	5,000	5,087

		28,948

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7-1-28	1,000	1,026

South Carolina – 0.5%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4-1-42	4,015	4,068

Tennessee – 1.2%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7-1-25	750	766
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1,
5.750%, 7-1-20	1,330	1,361
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015B,
5.000%, 7-1-40	4,200	4,797

The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7-1-38	2,500	2,566

		9,490

Texas – 12.5%
Alamo Cmnty College Dist, Ltd. Tax and Rfdg Bonds, Ser 2017,
5.000%, 8-15-38	6,040	7,366
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014,
5.000%, 11-15-39	1,000	1,136
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7-1-45	3,250	3,330
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4-1-45	1,000	1,010
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8-15-41	500	536
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12-1-34	3,000	3,163
Clint Independent Sch Dist, Unlimited Tax Sch Bldg Bonds (El Paso Cnty, TX), Ser 2015,
5.000%, 8-15-39	1,960	2,280
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A:
6.500%, 5-15-31	1,000	1,072
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7-1-32	500	540
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B:
4.000%, 11-15-38	1,000	1,151
4.000%, 11-15-39	2,000	2,294
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016,
4.000%, 12-15-35	3,090	3,444
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1-1-30 (B)	26,000	20,971
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2015B,
5.000%, 5-15-39	1,805	2,083
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-33	3,000	3,092
7.000%, 6-30-40	5,000	5,132

TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2-15-40	2,500	2,514
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC),
4.000%, 5-1-33	500	542
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5-1-26	3,740	3,954
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8-15-26 (B)	24,500	21,851
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8-15-37	1,000	1,137
TX Water Dev Board, State Water Implementation Rev Fund for TX Rev Bonds, Ser 2018B,
5.000%, 10-15-38	8,000	9,941

		98,539

Utah – 0.1%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017,
5.000%, 4-15-37	1,000	1,153

Washington – 1.2%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3-1-35	2,000	2,278
Snohomish Cnty, WA, Pub Util Dist No. 1, Elec Sys Rev Bonds, Ser 2015,
5.000%, 12-1-40	1,000	1,172
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D,
5.000%, 10-1-38	5,000	5,691

		9,141

Wisconsin – 0.9%
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
4.000%, 11-15-33	1,000	1,106
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4-15-39	1,500	1,519
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12-1-41	4,000	4,671

		7,296

TOTAL MUNICIPAL BONDS – 88.7%		$701,649
(Cost: $641,296)

SHORT-TERM SECURITIES

Commercial Paper(D) - 1.6%
Diageo Capital plc (GTD by Diageo plc),
1.900%, 1-31-20	2,500	2,496
Sonoco Products Co.,
1.780%, 1-2-20	4,400	4,400
Sysco Corp.,
2.002%, 1-3-20	4,000	3,999

Walgreens Boots Alliance, Inc.,
2.001%, 1-7-20	2,000	1,999
		12,894

Master Note - 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.860%, 1-6-20(E)	1,715	1,715
	Shares

Money Market Funds (F) - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	239	239
	Principal

Municipal Obligations - 5.5%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.590%, 1-7-20(E)	$2,275	2,275
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.710%, 1-7-20(E)	9,480	9,480
KY Econ Dev Fin Auth, Adj Rate Hosp Fac Rev Rfdg Bonds (Saint Elizabeth Med Ctr, Inc.), Ser 2009B,
1.620%, 1-7-20(E)	5,000	5,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.680%, 1-7-20(E)	4,505	4,505
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.590%, 1-1-20(E)	3,270	3,270
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.):
1.780%, 1-10-20	2,614	2,614
1.940%, 1-14-20	2,500	2,499
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps),
1.700%, 1-7-20(E)	6,100	6,100
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.620%, 1-1-20(E)	1,120	1,120
University of California (1-Month U.S. LIBOR plus 8 bps),
1.660%, 1-7-20(E)	5,565	5,565

WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
1.680%, 1-7-20(E)	1,400	1,400
		43,828

TOTAL SHORT-TERM SECURITIES – 7.3%		$58,676

(Cost: $58,678)

TOTAL INVESTMENT SECURITIES – 99.3%		$786,126

(Cost: $724,516)

CASH AND OTHER ASSETS, NET OF LIABILITIES(G) – 0.7%		5,199

NET ASSETS – 100.0%		$791,325

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(B)	Zero coupon bond.
(C)	Purchased on a when-issued basis with settlement subsequent to December 31, 2019.
(D)	Rate shown is the yield to maturity at December 31, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at December 31, 2019.
(G)	Cash of $347 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	Short	117	3-31-20	11,700	$(18,241)	$354

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$ 25,801	$ —	$—
Municipal Bonds	—	701,649	—
Short-Term Securities	239	58,437	—
Total	$ 26,040	$ 760,086	$—
Futures Contracts	$ 354	$ —	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

SIFMA = Securities Industry and Financial Markets Association

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$724,516

Gross unrealized appreciation	61,846

Gross unrealized depreciation	(236)

Net unrealized appreciation	$61,610